Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension Contributions	$ 556
Expected Funding for 2012	10,790
Change in benefit obligations
Foreign currency translation	6,207	8,898
Service cost	10,625	7,982	7,500
Interest cost	24,822	22,615	21,397
Transfer of plan participants	61	181
Actuarial (gain) loss	69,769	26,655
Benefits paid	(11,797)	(9,915)
Change in plan assets
Actual return on plan assets	(4,174)	3,191
Employer contributions	556	600
Benefits paid, fair value	(9,717)	(8,099)
Funded status, end of year
Funded status at end of year	293,755	193,147
Amounts recognized in consolidated balance sheets
Pension liabilities, current	3,262	2,997
Pension liabilities, noncurrent	290,493	190,150
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	486,143	394,276
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 486,143	$ 394,276